Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AECC Aviation Power Co. Ltd., Class A	105,598	$380,803
AVIC Aircraft Co. Ltd., Class A	135,800	320,703
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	48,500	220,871
China Avionics Systems Co. Ltd., Class A	67,900	154,106
China Spacesat Co. Ltd., Class A	58,200	199,087

		1,275,570

Air Freight & Logistics — 0.2%
SF Holding Co. Ltd., Class A	58,200	285,507

Airlines — 1.1%
Air China Ltd., Class A	223,100	335,912
China Eastern Airlines Corp. Ltd., Class A	397,700	403,526
China Southern Airlines Co. Ltd., Class A	417,166	524,764
Spring Airlines Co. Ltd., Class A	38,804	241,818

		1,506,020

Auto Components — 1.1%
China Shipbuilding Industry Group Power Co. Ltd., Class A	77,600	273,967
Fuyao Glass Industry Group Co. Ltd., Class A	97,000	361,452
Huayu Automotive Systems Co. Ltd., Class A	145,500	507,860
Shandong Linglong Tyre Co. Ltd., Class A	48,500	123,602
Wanxiang Qianchao Co. Ltd., Class A	145,500	137,919
Weifu High-Technology Group Co. Ltd., Class A	38,800	118,278

		1,523,078

Automobiles — 1.9%
BYD Co. Ltd., Class A	86,873	733,258
Chongqing Changan Automobile Co. Ltd., Class A	194,000	246,052
Guangzhou Automobile Group Co. Ltd., Class A	125,660	232,819
SAIC Motor Corp. Ltd., Class A	378,347	1,536,680

		2,748,809

Banks — 19.7%
Agricultural Bank of China Ltd., Class A	3,569,600	1,990,980
Bank of Beijing Co. Ltd., Class A	1,008,800	953,244
Bank of China Ltd., Class A	2,357,100	1,360,151
Bank of Communications Co. Ltd., Class A	1,881,800	1,747,461
Bank of Guiyang Co. Ltd., Class A	116,400	237,592
Bank of Hangzhou Co. Ltd., Class A	242,560	319,515
Bank of Jiangsu Co. Ltd., Class A	552,900	602,008
Bank of Nanjing Co. Ltd., Class A	406,980	523,422
Bank of Ningbo Co. Ltd., Class A	252,200	856,722
Bank of Shanghai Co. Ltd., Class A	520,546	978,352
China CITIC Bank Corp. Ltd., Class A	271,600	253,419
China Construction Bank Corp., Class A	455,900	503,155
China Everbright Bank Co. Ltd., Class A	1,910,900	1,182,044
China Merchants Bank Co. Ltd., Class A	989,473	5,056,532
China Minsheng Banking Corp. Ltd., Class A	1,697,580	1,611,647
Huaxia Bank Co. Ltd., Class A	611,100	727,020
Industrial & Commercial Bank of China Ltd., Class A	2,589,900	2,232,126
Industrial Bank Co. Ltd., Class A	999,100	2,952,282
Ping An Bank Co. Ltd., Class A	824,536	1,694,022
Shanghai Pudong Development Bank Co. Ltd., Class A	1,406,503	2,497,436

		28,279,130

Beverages — 9.8%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	70,200	1,225,252
Kweichow Moutai Co. Ltd., Class A	59,692	8,624,514
Luzhou Laojiao Co. Ltd., Class A	67,900	784,432
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	38,866	331,107
Tsingtao Brewery Co. Ltd., Class A	38,800	293,536

Security	Shares	Value

Beverages (continued)
Wuliangye Yibin Co. Ltd., Class A	184,300	$2,798,435

		14,057,276

Capital Markets — 7.7%
Anxin Trust Co. Ltd., Class A(b)	261,940	215,264
Changjiang Securities Co. Ltd., Class A	261,900	306,141
China Merchants Securities Co. Ltd., Class A	271,606	706,286
CITIC Securities Co. Ltd., Class A	475,300	1,624,463
Dongxing Securities Co. Ltd., Class A	114,439	224,931
Everbright Securities Co. Ltd., Class A	194,000	357,999
First Capital Securities Co. Ltd., Class A	174,600	182,338
Founder Securities Co. Ltd., Class A	397,700	411,785
GF Securities Co. Ltd., Class A	281,300	649,290
Guosen Securities Co. Ltd., Class A	194,000	355,121
Guotai Junan Securities Co. Ltd., Class A	355,649	993,417
Guoyuan Securities Co. Ltd., Class A	164,900	239,721
Haitong Securities Co. Ltd., Class A	388,000	804,634
Huaan Securities Co. Ltd., Class A	174,600	172,755
Huatai Securities Co. Ltd., Class A	310,400	939,315
Huaxi Securities Co. Ltd., Class A	87,300	136,235
Industrial Securities Co. Ltd., Class A	320,160	320,101
Orient Securities Co. Ltd./China, Class A	291,023	482,214
SDIC Capital Co. Ltd., Class A	164,404	338,746
Shanxi Securities Co. Ltd., Class A	135,800	175,057
Shenwan Hongyuan Group Co. Ltd., Class A	902,100	687,824
Sinolink Securities Co. Ltd., Class A	145,588	221,797
SooChow Securities Co. Ltd., Class A	145,500	242,599
Western Securities Co. Ltd., Class A	174,120	274,563

		11,062,596

Chemicals — 1.1%
Hengli Petrochemical Co. Ltd., Class A	106,700	281,421
Rongsheng Petro Chemical Co. Ltd., Class A	164,950	323,232
Sinopec Shanghai Petrochemical Co. Ltd., Class A	297,431	226,341
Tianqi Lithium Corp., Class A	58,200	255,808
Zhejiang Longsheng Group Co. Ltd., Class A	184,300	555,258

		1,642,060

Commercial Services & Supplies — 0.1%
Tus-Sound Environmental Resources Co. Ltd., Class A	77,600	129,386

Communications Equipment — 0.9%
Beijing Xinwei Technology Group Co. Ltd., Class A(a)(b)	13,008	15,746
Guangzhou Haige Communications Group Inc. Co., Class A	106,700	146,883
Hengtong Optic-Electric Co. Ltd., Class A	97,080	289,170
ZTE Corp., Class A(a)	164,900	786,432

		1,238,231

Construction & Engineering — 3.2%
China Communications Construction Co. Ltd., Class A	126,100	230,454
China Gezhouba Group Co. Ltd., Class A	219,813	222,055
China National Chemical Engineering Co. Ltd., Class A	232,800	214,454
China Railway Construction Corp. Ltd., Class A	552,975	889,189
China State Construction Engineering Corp. Ltd., Class A	2,017,600	1,834,658
Metallurgical Corp. of China Ltd., Class A	853,600	420,390
Power Construction Corp. of China Ltd., Class A	494,700	391,871
Shanghai Tunnel Engineering Co. Ltd., Class A	155,200	158,855
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	135,850	215,224

		4,577,150

Construction Materials — 1.0%
Anhui Conch Cement Co. Ltd., Class A	194,000	1,149,683

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
BBMG Corp., Class A	407,400	$237,505

		1,387,188

Distributors — 0.1%
Liaoning Cheng Da Co. Ltd., Class A	77,600	162,999

Diversified Financial Services — 0.3%
Avic Capital Co. Ltd., Class A	446,201	382,576

Electrical Equipment — 2.2%
Dongfang Electric Corp. Ltd., Class A(a)	126,100	223,720
Fangda Carbon New Material Co. Ltd., Class A	87,300	271,693
Luxshare Precision Industry Co. Ltd., Class A	190,742	738,210
NARI Technology Co. Ltd., Class A	219,810	649,852
Shanghai Electric Group Co. Ltd., Class A	378,300	331,653
TBEA Co. Ltd., Class A	184,300	211,332
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	156,851	268,970
Zhejiang Chint Electrics Co. Ltd., Class A	106,700	401,238

		3,096,668

Electronic Equipment, Instruments & Components — 3.4%
BOE Technology Group Co. Ltd., Class A	1,629,603	870,250
Foxconn Industrial Internet Co. Ltd., Class A(a)	184,300	421,569
GoerTek Inc., Class A	160,804	254,281
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	444,252	2,153,629
OFILM Group Co. Ltd., Class A(b)	135,800	243,146
Tianma Microelectronics Co. Ltd., Class A	97,000	202,309
Tunghsu Optoelectronic Technology Co. Ltd., Class A	271,600	248,585
Unisplendour Corp. Ltd., Class A	29,120	168,554
Zhejiang Dahua Technology Co. Ltd., Class A	145,500	356,560

		4,918,883

Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	208,068	176,856

Entertainment — 0.5%
China Film Co. Ltd., Class A	87,300	233,620
Giant Network Group Co. Ltd., Class A	67,900	193,086
Perfect World Co. Ltd./China, Class A	38,868	162,939
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd., Class A	87,300	177,158

		766,803

Food & Staples Retailing — 0.5%
Yonghui Superstores Co. Ltd., Class A	455,900	660,730

Food Products — 3.7%
Beijing Dabeinong Technology Group Co. Ltd., Class A	213,400	241,534
Foshan Haitian Flavouring & Food Co. Ltd., Class A	105,567	1,398,112
Henan Shuanghui Investment & Development Co. Ltd., Class A	135,800	560,625
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	291,000	1,338,179
Muyuan Foodstuff Co. Ltd., Class A	87,300	830,103
New Hope Liuhe Co. Ltd., Class A	203,700	523,055
Tongwei Co. Ltd., Class A	184,393	390,327

		5,281,935

Health Care Providers & Services — 0.8%
Huadong Medicine Co. Ltd., Class A	77,638	401,938
Jointown Pharmaceutical Group Co. Ltd., Class A	87,312	203,345
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	155,220	352,519
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	87,309	254,885

		1,212,687

Hotels, Restaurants & Leisure — 1.1%
China International Travel Service Corp. Ltd., Class A	97,000	1,115,005

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Shenzhen Overseas Chinese Town Co. Ltd., Class A	394,456	$465,185

		1,580,190

Household Durables — 2.7%
Gree Electric Appliances Inc. of Zhuhai, Class A	142,210	1,172,487
Hangzhou Robam Appliances Co. Ltd., Class A	48,500	209,936
Midea Group Co. Ltd., Class A	155,200	1,206,376
Oppein Home Group Inc., Class A	9,245	164,624
Qingdao Haier Co. Ltd., Class A	291,000	741,610
TCL Corp., Class A	659,600	351,265

		3,846,298

Independent Power and Renewable Electricity Producers — 3.1%
China National Nuclear Power Co. Ltd., Class A	491,408	432,271
China Yangtze Power Co. Ltd., Class A	708,100	1,772,023
GD Power Development Co. Ltd., Class A	931,200	374,345
Huadian Power International Corp. Ltd., Class A	329,800	203,029
Huaneng Power International Inc., Class A	232,800	233,102
Hubei Energy Group Co. Ltd., Class A	203,700	121,170
SDIC Power Holdings Co. Ltd., Class A	320,100	384,144
Shenergy Co. Ltd., Class A	213,431	177,299
Shenzhen Energy Group Co. Ltd., Class A	142,217	127,212
Sichuan Chuantou Energy Co. Ltd., Class A	203,700	267,722
Zhejiang Zheneng Electric Power Co. Ltd., Class A	426,800	300,097

		4,392,414

Insurance — 6.9%
China Life Insurance Co. Ltd., Class A	135,800	610,382
China Pacific Insurance Group Co. Ltd., Class A	300,700	1,613,844
Hubei Biocause Pharmaceutical Co. Ltd., Class A	203,700	209,101
New China Life Insurance Co. Ltd., Class A	97,000	826,650
Ping An Insurance Group Co. of China Ltd., Class A	523,823	6,690,326

		9,950,303

IT Services — 0.1%
DHC Software Co. Ltd., Class A	155,200	181,187

Machinery — 2.9%
China International Marine Containers Group Co. Ltd., Class A	63,815	133,854
China Shipbuilding Industry Co. Ltd., Class A	1,096,100	921,919
CRRC Corp. Ltd., Class A	970,000	1,243,212
Sany Heavy Industry Co. Ltd., Class A	368,600	669,809
Weichai Power Co. Ltd., Class A	291,000	533,113
XCMG Construction Machinery Co. Ltd., Class A	368,600	250,426
Zhengzhou Yutong Bus Co. Ltd., Class A	106,700	226,339
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	300,700	220,800

		4,199,472

Marine — 0.3%
COSCO SHIPPING Development Co. Ltd., Class A(a)	397,700	186,424
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	320,100	272,082

		458,506

Media — 0.5%
China South Publishing & Media Group Co. Ltd., Class A	83,279	154,297
Chinese Universe Publishing and Media Co. Ltd., Class A	67,900	142,624
CITIC Guoan Information Industry Co. Ltd., Class A	203,700	141,113
Shanghai Oriental Pearl Group Co. Ltd., Class A	164,915	277,662

		715,696

Metals & Mining — 3.6%
Aluminum Corp. of China Ltd., Class A(a)	533,500	330,012
Angang Steel Co. Ltd., Class A	203,700	161,963

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Baoshan Iron & Steel Co. Ltd., Class A	889,170	$945,722
China Molybdenum Co. Ltd., Class A	863,300	539,142
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	174,600	265,996
Ganfeng Lithium Co. Ltd., Class A	28,400	103,805
Hesteel Co. Ltd., Class A	504,400	239,433
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	2,192,200	552,826
Jiangxi Copper Co. Ltd., Class A	97,000	220,584
Jinduicheng Molybdenum Co. Ltd., Class A	122,898	121,234
Maanshan Iron & Steel Co. Ltd., Class A	291,000	150,221
Shandong Gold Mining Co. Ltd., Class A	87,300	377,755
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	184,300	138,883
Tongling Nonferrous Metals Group Co. Ltd., Class A	514,100	190,655
Zhejiang Huayou Cobalt Co. Ltd., Class A	36,820	158,832
Zhongjin Gold Corp. Ltd., Class A	164,900	194,223
Zijin Mining Group Co. Ltd., Class A	843,900	415,613

		5,106,899

Oil, Gas & Consumable Fuels — 2.4%
China Petroleum & Chemical Corp., Class A	1,231,943	1,038,003
China Shenhua Energy Co. Ltd., Class A	213,499	623,593
Guanghui Energy Co. Ltd., Class A	329,800	198,137
PetroChina Co. Ltd., Class A	776,000	852,981
Shaanxi Coal Industry Co. Ltd., Class A	320,100	428,304
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	145,500	178,064
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	155,200	158,394

		3,477,476

Pharmaceuticals — 4.4%
Beijing Tongrentang Co. Ltd., Class A	77,600	358,805
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	58,200	254,686
Dong-E-E-Jiao Co. Ltd., Class A	38,800	252,038
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	67,900	458,190
Jiangsu Hengrui Medicine Co. Ltd., Class A	208,860	2,037,092
Kangmei Pharmaceutical Co. Ltd., Class A	252,200	356,905
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	44,990	212,962
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	106,763	460,864
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	19,400	69,240
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	77,600	330,372
Tasly Pharmaceutical Group Co. Ltd., Class A	87,380	284,127
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	55,500	130,080
Yunnan Baiyao Group Co. Ltd., Class A	49,500	649,842
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	29,199	499,409

		6,354,612

Real Estate Management & Development — 5.4%
China Fortune Land Development Co. Ltd., Class A	145,500	678,155
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	320,100	1,044,643
China Vanke Co. Ltd., Class A	465,600	1,994,664
Financial Street Holdings Co. Ltd., Class A	145,566	177,713
Gemdale Corp., Class A	213,400	383,986
Greenland Holdings Group Co. Ltd., Class A	388,000	429,944
Jinke Properties Group Co. Ltd., Class A	252,200	284,701
Poly Developments and Holdings Group Co. Ltd., Class A	572,300	1,145,237
RiseSun Real Estate Development Co. Ltd., Class A	213,400	327,638
Seazen Holdings Co. Ltd., Class A	106,700	627,102

Security	Shares	Value

Real Estate Management & Development (continued)
Xinhu Zhongbao Co. Ltd., Class A	426,800	$224,123
Youngor Group Co. Ltd., Class A	164,900	233,361
Zhejiang China Commodities City Group Co. Ltd., Class A	281,300	179,431

		7,730,698

Road & Rail — 0.7%
Daqin Railway Co. Ltd., Class A	708,154	895,008
Guangshen Railway Co. Ltd., Class A	271,600	137,789

		1,032,797

Semiconductors & Semiconductor Equipment — 0.7%
LONGi Green Energy Technology Co. Ltd., Class A	170,224	573,200
Sanan Optoelectronics Co. Ltd., Class A	194,000	375,841

		949,041

Software — 1.5%
360 Security Technology Inc., Class A	61,700	209,137
Aisino Corp., Class A	87,300	329,969
Beijing Shiji Information Technology Co. Ltd., Class A	48,052	221,968
Hundsun Technologies Inc., Class A	29,100	358,503
Iflytek Co. Ltd., Class A	97,050	465,149
Shanghai 2345 Network Holding Group Co. Ltd., Class A	223,160	185,049
Yonyou Network Technology Co. Ltd., Class A	87,398	409,294

		2,179,069

Specialty Retail — 0.7%
China Grand Automotive Services Co. Ltd., Class A	261,910	192,317
Suning.com Co. Ltd., Class A	446,200	835,311

		1,027,628

Technology Hardware, Storage & Peripherals — 0.5%
Focus Media Information Technology Co. Ltd., Class A	591,760	535,470
Ninestar Corp., Class A	38,800	150,509

		685,979

Textiles, Apparel & Luxury Goods — 0.2%
HLA Corp. Ltd., Class A	103,463	139,204
Zhejiang Semir Garment Co. Ltd., Class A	80,700	133,238

		272,442

Trading Companies & Distributors — 0.1%
Xiamen C & D Inc., Class A	135,800	193,993

Transportation Infrastructure — 0.7%
Shanghai International Airport Co. Ltd., Class A	46,584	488,074
Shanghai International Port Group Co. Ltd., Class A	397,700	476,089

		964,163

Water Utilities — 0.1%
Beijing Capital Co. Ltd., Class A	281,300	163,157

Wireless Telecommunication Services — 1.0%
China United Network Communications Ltd., Class A	1,493,800	1,478,012

Total Common Stocks — 99.9% (Cost: $126,467,236)		143,312,170

Total Investments in Securities — 99.9% (Cost: $126,467,236)		143,312,170

Other Assets, Less Liabilities — 0.1%		166,263

Net Assets — 100.0%		$143,478,433

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI China A ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$142,838,014	$—	$474,156	$143,312,170

The following table includes a rollforward for the period ended April 30, 2019 of investments whose values are classified as Level 3 as of the beginning or end of the period.

	Common Stocks
Balance at beginning of period	$285,873
Realized gain (loss) and change in unrealized appreciation/depreciation	(87,598)
Purchases	451,777
Sales	(215,960)
Transfers in(a)	67,414	(b)
Transfers out(a)	(27,350	)(c)

Balance at end of period	$474,156

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(17,135)

(a)	Represents the value as of the beginning of the reporting period.
(b)	Transfers in to Level 3 are due to the suspension of trading of equity securities.
(c)	Transfers out of Level 3 are due to resumption of trading of equity securities.

The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

4